Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic and diluted earnings per share
Net income (loss) attributable to Willis Group Holdings	$ 105	$ (805)	$ 26	$ 108	$ 225	$ 25	$ 60	$ 85	$ 34	$ 324	$ 333	$ (446)	$ 204	$ 455
Basic average number of shares outstanding	175			173						174	174	173	173	170
Dilutive effect of potentially issuable shares	3			3						3	2	0	3	1
Diluted average number of shares outstanding	178			176						177	176	173	176	171
Basic earnings per share:
— Continuing operations	$ 0.60	$ (4.65)	$ 0.15	$ 0.62	$ 1.29	$ 0.14	$ 0.35	$ 0.49	$ 0.20	$ 1.86	$ 1.91	$ (2.58)	$ 1.17	$ 2.68
Discontinued operations	$ 0.00	$ 0	$ 0	$ 0.00	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.00	$ 0.00	$ 0.00	$ 0.01	$ 0.00
Net (loss) income attributable to Willis Group Holdings shareholders, Basic	$ 0.60			$ 0.62						$ 1.86	$ 1.91	$ (2.58)	$ 1.18	$ 2.68
Dilutive effect of potentially issuable shares	$ (0.01)			$ (0.01)						$ (0.03)	$ (0.02)	$ 0.00	$ (0.02)	$ (0.02)
Diluted Earnings per share:
— Continuing operations	$ 0.59	$ (4.65)	$ 0.15	$ 0.61	$ 1.28	$ 0.14	$ 0.34	$ 0.48	$ 0.20	$ 1.83	$ 1.89	$ (2.58)	$ 1.15	$ 2.66
Discontinued operations	$ 0.00	$ 0	$ 0	$ 0.00	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.00	$ 0.00	$ 0.00	$ 0.01	$ 0.00
Net (loss) income attributable to Willis Group Holdings shareholders, Diluted	$ 0.59			$ 0.61						$ 1.83	$ 1.89	$ (2.58)	$ 1.16	$ 2.66